Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxes payable [Abstract]
VAT tax payable	$ 433,093	$ 302,546
Corporate income tax payable	2,146,610	1,445,200
Land use tax and other taxes payable	66,902	59,031
Total	$ 2,646,605	$ 1,806,777